As filed with the Securities and Exchange Commission on May 19, 2011

Securities Act registration No. 333-53390
Investment Company Act file No. 811-10261

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
___________________________

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 15	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 17	☒
___________________________

PEARL MUTUAL FUNDS
on behalf of its series:

Pearl Total Return Fund
Pearl Aggressive Growth Fund

2610 Park Avenue
P.O. Box 209
Muscatine, Iowa 52761

Telephone number 563-288-2773
___________________________

Copies to:
Robert H. Solt	Eric S. Purple
2610 Park Avenue	K&L Gates LLP
P.O. Box 209	1601 K Street, N.W.
Muscatine, Iowa 52761	Washington, DC 20006
                            (Agent for service)

This amendment is being filed solely to submit exhibits containing risk/return summary information in interactive data format that is identical to the risk/return information contained in the Registrant’s prospectuses for Pearl Total Return Fund and Pearl Aggressive Growth Fund, which were filed with the Securities and Exchange Commission in Post-Effective Amendment No. 14 to the Registrant’s registration statement on April 29, 2011:

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to rule 485(b)

☐	on ______________	pursuant to rule 485(b)

☐	60 days after filing pursuant to rule 485(a)(1)

☐	on ______________	pursuant to rule 485(a)(1)

☐	75 days after filing pursuant to rule 485(a)(2)

☐	on ______________ pursuant to rule 485(a)(2)

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Muscatine, Iowa on May 18, 2011.

PEARL MUTUAL FUNDS

By	/s/ Robert H. Solt
Robert H. Solt, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title		Date

/s/ John W. Axel	Trustee	)
John W. Axel		)
)

/s/ Douglas B. Coder	Trustee	)
Douglas B. Coder		)
)

/s/ Dr. David N. DeJong	Trustee	)
Dr. David N. DeJong		)
)

/s/ David L. Evans	Trustee	)
David L. Evans		)
		)	May 18, 2011

/s/ Robert H. Solt	Trustee	)
Robert H. Solt	President	)
	Chief Executive Officer	)
	Chief Operating Officer	)
	Chief Financial Officer	)
	Assistant Secretary	)
	Treasurer	)
(principal accounting officer))
(principal executive officer))
)
)

/s/ David M. Stanley	Trustee	)
David M. Stanley	Chief Legal Officer	)
	Senior Counsel	)
	Secretary	)
)
)
)

/s/ Dr. James P. Stein	Trustee	)
Dr. James P. Stein	Chairman of the Board	)

Exhibits Being Filed with This Amendment

Exhibit	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase